Group Combination Annuity (Account C)
Issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”)
and NML Variable Annuity Account C (the “Separate Account”)
Updating Summary Prospectus
May 1, 2021
This Summary Prospectus contains an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. You can find this prospectus and other information about the Contract, including the annual and semi-annual reports for your underlying Portfolios, online at www.nmprospectus.com. You can also obtain this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contract or passed upon the adequacy of this Summary Prospectus.
As permitted by regulations adopted by the SEC, paper copies of your underlying Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your Portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your Contract.

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APPENDIX A—Portfolios Available under Your Contract	8
Additional Information	11

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this summary prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Company—The Northwestern Mutual Life Insurance Company
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.
Northwestern Mutual—The Northwestern Mutual Life Insurance Company
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Prospectus—The full statutory prospectus for the Contract.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Account C Prospectus  3

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Summary Prospectus—This document is a summary version of the Contract, which summarizes key information found in the Prospectus for the Contract.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
4  Account C Prospectus

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Contract.

New Summary Prospectus
The look and feel of your annual prospectus has changed. New regulations adopted by the SEC now allow Northwestern Mutual to use this concise, reader-friendly summary of the key facts about your contract. More detailed information about your contract is available online at http://www.nmprospectus.com.

Certain charges in the Annual Portfolio Operating Expenses table have been updated to either reflect current charges (e.g., delete charges for period no longer applicable):
	Minimum	Maximum
Annual Portfolio Operating Expenses	0.21%	1.41%
Account C Prospectus  5

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal	If you surrender your Contract, you will not be assessed a surrender charge.			Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges
You may be charged for other transactions, such as certain tax-related charges, as well as front-end sales load on front-load Contracts.
The maximum sales load on a front-load Contract is 4.5% as a percentage of
Purchase Payments.
Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on whether Contract is front-load or simplified-load)	0.65%[1]	1.50%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.41%[2]
1 As a percentage of Separate Account assets. [2] As a percentage of Portfolio assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

	LOWEST ANNUAL COST $821[1]	HIGHEST ANNUAL COST $3,251[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Risk of Loss	You can lose money by investing in the Contract.			The Investment Options
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings.			The Contract – Generally
6  Account C Prospectus

	RISKS	Cross-Reference(s) to Location in Prospectus
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) and fixed account options you choose. Each Portfolio (including any fixed account investment options) will have its own unique risks. You should review these investment options Portfolios before making an investment decision.
The Guaranteed Return Fund (GRF) accounts, fixed investment options offered under the Contracts, are subject to the risk of negative Market Value Adjustment
(MVA) which could decrease the amount available for transfer or withdrawal from a GRF account. You should carefully consider the effects of a negative
MVA before making a transfer or withdrawal from a GRF account.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the Depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company
RESTRICTIONS
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your
Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.
Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.
Under certain circumstances Northwestern Mutual reserves the right to remove a
Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract – Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
PortfolioShares and
Other Changes)

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Some distributions will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Northwestern
Mutual may share revenue it earns on the Contract with its affiliated broker-
dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information – The Distributor
Account C Prospectus  7

APPENDIX A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	34.97%	17.68%	14.73%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	32.55%	19.30%	15.90%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.44%[1]	22.74%	15.24%	11.73%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ Fiduciary Management, Inc.	0.81%[1]	10.05%	12.18%	11.14%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	18.18%	14.97%	13.64%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.77%[1]	2.64%	9.11%	10.06%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.52%[1]	0.73%	9.11%	10.53%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.58%[1]	1.20%	9.98%	9.30%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.54%	25.41%	13.38%	10.44%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%[1]	13.37%	12.05%	11.23%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.76%[1]	1.67%	9.54%	10.61%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.56%	33.47%	16.90%	13.38%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.31%	10.93%	12.03%	11.55%
8  Account C Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.95%	9.29%	12.16%	9.78%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.63%	17.91%	12.11%	7.39%
Capital appreciation	Research International Core Portfolio[2]	MSA/ Massachusetts Financial Services Company	0.76%[1]	13.46%	9.76%	6.21%
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Templeton Investment Counsel, LLC	0.54%[1]	-2.71%	3.12%	3.26%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/ Aberdeen Asset Managers Limited	0.93%[1]	26.86%	12.97%	3.33%
Maximum current income to the extent consistent with liquidity and stability of capital3	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	0.31%	0.90%	0.50%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.39%	4.29%	2.60%	1.72%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Wells Capital Management, Inc.	0.31%[1]	8.98%	4.75%	3.95%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.94%	17.37%	7.33%	7.25%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.56%[1]	9.57%	4.75%	3.43%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	6.64%	7.88%	6.28%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	6.13%	7.54%	5.60%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	12.49%	8.86%	7.30%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.59%[1]	13.43%	10.10%	8.17%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.62%	18.19%	11.07%	9.50%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.61%	30.57%	16.19%	13.52%
Account C Prospectus  9

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.92%	19.56%	13.05%	11.62%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM) [7]	0.84%	23.84%	14.27%	12.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.25%	12.70%	10.84%	9.37%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	-5.18%	4.61%	5.88%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.06%	5.08%	6.50%	5.10%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.69%	8.43%	4.69%	4.00%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.86%[1]	6.40%	6.15%	5.13%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.95%[1]	7.65%	7.37%	6.10%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	1.01%[1]	9.75%	8.62%	6.76%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	1.04%[1]	8.26%	8.93%	7.09%
Total return	Commodity Return Strategy Portfolio – Class 2[8]	Credit Suisse Asset Management, LLC	0.80%[1]	28.52%[9]	N/A	N/A
1 This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2 A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3 The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
4The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
5 A series of Neuberger Berman Advisers Management Trust.
6 A series of Russell Investment Funds.
7 Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
8 A series of Credit Suisse Trust.
9 Return represents performance from May 1, 2020 (inception date) to December 31, 2020.
10  Account C Prospectus

Additional Information
More information about the Contract and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Summary Prospectus and the Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202 or call us at (866) 910-1232. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This Summary Prospectus incorporates by reference the Prospectus for the Contract and the SAI, both dated May 1, 2021, as amended or supplemented.

Edgar Contract Identifier C000000097
Account C Prospectus  11